Acquisitions - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill	$ 316	$ 316	$ 306		$ 0
Caviar [Member]
Business Acquisition [Line Items]
Prepaid expenses and other current assets				$ 4
Intangible assets				106
Goodwill				305
Accrued expenses and other current liabilities				(3)
Other liabilities				(1)
Total purchase price				$ 411